Loans Receivable, Net - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Securities received as collateral	¥ 740,227
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	4.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	14.40%